Brown Advisory Small-Cap Growth Fund
Schedule of Investments
September 30, 2021 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 92.6%
Communication Services - 5.8%
2,621,775	Angi, Inc.*	32,352,704
468,054	Cogent Communications Holdings, Inc.	33,156,945
318,290	Vimeo, Inc.*	9,348,177
7,742,473	Zynga, Inc.*	58,300,822
		133,158,648
Consumer Discretionary - 13.0%
315,061	Bright Horizons Family Solutions, Inc.*	43,925,805
292,485	Chegg, Inc.*	19,894,830
216,169	Choice Hotels International, Inc.	27,317,276
140,890	Churchill Downs, Inc.	33,824,871
1,011,731	Clarus Corp.	25,930,666
1,428,229	Leslie's, Inc.*	29,335,824
843,786	MakeMyTrip, Ltd.*	22,942,541
606,071	National Vision Holdings, Inc.*	34,406,651
673,623	Terminix Global Holdings, Inc.*	28,069,870
153,719	TopBuild Corp.*	31,483,188
		297,131,522
Consumer Staples - 2.9%
226,090	Casey's General Stores, Inc.	42,606,661
703,760	Simply Good Foods Co.*	24,272,682
		66,879,343
Energy - 0.7%
426,251	Cactus, Inc.	16,078,188
Financials - 2.0%
657,682	Prosperity Bancshares, Inc.	46,780,921
Health Care - 25.6%
711,968	Abcam PLC ADR*	14,431,591
142,097	Acceleron Pharma, Inc.*	24,454,894
1,053,275	agilon health, Inc.*	27,606,338
541,271	Alignment Healthcare, Inc.*	8,649,510
114,653	Ascendis Pharma A/S ADR*	18,274,542
292,844	Biohaven Pharmaceutical Holding Co., Ltd.*	40,678,960
253,605	Blueprint Medicines Corp.*	26,073,130
370,836	Bruker Corp.	28,962,292
358,641	Catalent, Inc.*	47,724,358
181,607	Charles River Laboratories International, Inc.*	74,943,761
331,347	Encompass Health Corp.	24,864,279
526,645	Establishment Labs Holdings, Inc.*	37,697,249
460,179	HealthEquity, Inc.*	29,801,192
158,669	Inari Medical, Inc.*	12,868,056
606,424	LifeStance Health Group, Inc.*	8,793,148
1,069,387	NeoGenomics, Inc.*	51,587,229
248,172	Neurocrine Biosciences, Inc.*	23,802,176
119,591	Nevro Corp.*	13,918,000
258,247	Oak Street Health, Inc.*	10,983,245
319,076	OrthoPediatrics Corp.*	20,902,669
467,658	Progyny, Inc.*	26,188,848
680,338	SI-BONE, Inc.*	14,572,840
		587,778,307
Industrials - 13.0%
811,809	AZEK Co., Inc.*	29,655,383
275,738	FTI Consulting, Inc.*	37,141,908
1,125,886	IAA, Inc.*	61,439,599
21,041	IDEX Corp.	4,354,435
186,367	John Bean Technologies Corp.	26,193,882
369,150	Knight-Swift Transportation Holdings, Inc.	18,882,022
153,410	MSA Safety, Inc.	22,351,837
2,083	Rexnord Corp.	133,916
187,455	SiteOne Landscape Supply, Inc.*	37,391,649
58,253	Valmont Industries, Inc.	13,696,445
271,932	Waste Connections, Inc.	34,244,397
117,928	Woodward, Inc.	13,349,450
		298,834,923
Information Technology - 26.7%
407,692	Accolade, Inc.*	17,192,372
264,412	BlackLine, Inc.*	31,216,481
271,012	CMC Materials, Inc.	33,396,809
121,651	Couchbase, Inc.*	3,784,562
339,865	Dynatrace, Inc.*	24,120,219
284,836	Entegris, Inc.	35,860,852
327,666	Envestnet, Inc.*	26,291,920
1,841,785	EVO Payments, Inc.*	43,613,469
1,596,767	Genpact, Ltd.	75,862,400
2,781,815	Infinera Corp.*	23,144,701
650,718	Lattice Semiconductor Corp.*	42,068,919
102,579	Littelfuse, Inc.	28,031,763
351,203	ManTech International Corp.	26,663,332
345,658	Mimecast, Ltd.*	21,983,849
393,642	Phreesia, Inc.*	24,287,711
532,453	PROS Holdings, Inc.*	18,891,432
433,134	Sumo Logic, Inc.*	6,982,120
109,245	WEX, Inc.*	19,242,414
576,857	Workiva, Inc.*	81,313,763
1,704,415	Zuora, Inc.*	28,259,201
		612,208,289
Materials - 2.9%
469,727	HB Fuller Co.	30,325,575
150,768	Quaker Chemical Corp.	35,840,569
		66,166,144
Total Common Stocks (Cost $1,386,056,149)		2,125,016,285

Private Placements - 0.1%
19,200	Greenspring Global Partners IV-B, L.P.*^†	1,893,767
91,769	Greenspring Global Partners V-B, L.P.*~†	140,230
Total Private Placements (Cost $–)		2,033,997

Real Estate Investment Trusts - 2.3%
2,063,607	DigitalBridge Group, Inc.*	12,443,550
241,635	EastGroup Properties, Inc.	40,263,640
Total Real Estate Investment Trusts (Cost $40,459,379)		52,707,190

Short-Term Investments - 5.1%
Money Market Funds - 5.1%
115,969,741	First American Government Obligations Fund - Class Z, 0.02%#	115,969,741
Total Short-Term Investments (Cost $115,969,741)		115,969,741
Total Investments - 100.1% (Cost $1,542,485,269)		2,295,727,213
Liabilities in Excess of Other Assets - (0.1)%		(2,117,297)
NET ASSETS - 100.0%		$2,293,609,916

* Non-Income Producing
ADR - American Depositary Receipt
^ Security is exempt from registration under Regulation D of the Securities Act of 1933. Security was acquired from February 2008 to April 2018 as part of a $2,000,000 capital commitment. As of the date of this report, $1,920,000 of the capital commitment has been fulfilled by the Fund.

~ Security is exempt from registration under Regulation D of the Securities Act of 1933. Security was acquired from October 2012 to August 2018 as part of a $100,000 capital commitment. As of the date of this report, $91,000 of the capital commitment has been fulfilled by the Fund.

† These securities are being fair valued, using significant unobservable inputs (Level 3), under the supervision of the Board of Trustees. Further, they may not be sold by the Fund. Total unfunded capital commitments related to these holdings are immaterial and total $89,000, or 0.0% of the Fund’s net assets as of the date of this report.

# Annualized seven-day yield as of the date of this report.

Various inputs may be used to determine the value of the Fund's investments. These inputs are summarized in three broad levels. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

As of the date of this report, all of the Fund's investments, except for the Private Placements, were categorized as Level 1 securities. The Private Placements are being fair valued using significant unobservable inputs and were categorized as Level 3 securities. Refer to the Fund's annual report for additional information regarding the valuation of the Private Placements.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC ('S&P'). (GICS®) is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.